Significant events (Details) $ / shares in Units, $ in Thousands	Jan. 19, 2022 MXN ($) $ / shares	Dec. 14, 2021 MXN ($) $ / shares	Jul. 07, 2021 shares	Apr. 21, 2021 $ / shares	Apr. 16, 2021 MXN ($) tranche	Apr. 29, 2019 MXN ($) $ / shares	Jun. 11, 2021 shares
Significant events
Dividends Approved	$ 4,370,000,000	$ 2,000,000,000				$ 1,600,000
Dividends per share | $ / shares	$ 11.201923995	$ 5.126738671		$ 5.126738671		$ 4.0633
Green notes
Significant events
Principal amount					$ 3,500,000
Number of tranches | tranche					2
Term of loan					7 years
Repayment of debt note					$ 3,000,000
Debt Maturing on April 10, 2026
Significant events
Principal amount					$ 1,000,000
Term of loan					5 years
Interest rate basis					TIIE 28
Spread on interest rate basis					0.75%
Debt Maturing on April 7, 2028
Significant events
Principal amount					$ 2,500,000
Term of loan					7 years
Interest rate (as a percent)					7.83%
Aerodrome
Significant events
Shares acquired | shares			60,155,201
Percentage of shareholding exchanged			15.40%
Ownership interest held			30.10%
Series B Class I | SETA
Significant events
Treasury shares held (in shares) | shares							49,766,000